Income taxes	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Income taxes

21 Income taxes

Income taxes comprises current and deferred taxes. It is recognized in profit or loss except to the extent that it relates to items directly recognized in other comprehensive (loss) income.

21.1 Current income taxes

Current income taxes comprise the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to the tax payable or receivable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted at the reporting date. Current tax also includes any tax arising from dividends. Current tax assets and liabilities are offset only if certain criteria are met.

As of December 31, 2023, the amount presented as recoverable income taxes under current assets is R$ 428 (2022: R$ 392) and under non-current assets is R$ 292 (2022: R$ 253).

(a) Exclusion of inflation adjustment by Selic (economy´s basic interest rate) on undue tax payments from taxable income

In July 2010, Braskem and the merged companies in previous years, filed lawsuits claiming exception from the levying of Brazilian income taxes (hereinafter “IR/CSL”) on amounts they received as interest on late payment, since they do not represent any equity increase. On September 24, 2021, through Special Appeal 1.603.187, the Federal Supreme Court (“STF”) stated that “the levying of IR/CSL on amounts updated by the Selic rate, received due to repetition of undue tax payments, is unconstitutional.”

The benefits obtained by the Company are disclosed in the effective tax rate reconciliation table (note 21.1(c)).

(b) Use of tax losses in Braskem Idesa

Mexico’s federal revenue service (“SAT”) has been questioning Braskem Idesa and Braskem SOFOM about the criteria and assumptions adopted in the calculation of income tax. With the intermediation from the Taxpayer Defense Attorney of Mexico (“Prodecon”), on February 3, 2023, Braskem Idesa and Braskem SOFOM signed an agreement, in which Braskem SOFOM agreed to settle the income taxes proposed by SAT and Braskem Idesa reviewed the accrued tax losses in certain periods, resulting in a reduction in deferred tax credits of R$ 892, recorded on December 31, 2022 with a corresponding entry under deferred income tax expense.

(c) Reconciliation of effective tax rate

		2023	2022	2021

(Loss) profit before income taxes		(6,192)	47	17,961

Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)		2,105	(16)	(6,107)

Permanent adjustments to the Income taxes calculation basis
Results from equity-accounted investees		2	12	2
Thin capitalization	(i)	(613)	(360)	(7)
Tax benefits		145		137
Reduction of tax loss			(892)
Different jurisdictional taxes rates for companies abroad and tax basis	(ii)	770	1,030	1,980
Taxes on dividends distribution		(836)	(455)	(265)
Exclusion of inflation adjustement by Selic on undue tax payments from taxable income		38	39	501
Other permanent adjustments		(309)	(226)	(241)

Effect of income taxes on results of operations		1,302	(868)	(3,999)

Breakdown of income taxes:

Current income taxes
Current year		(191)	(1,004)	(3,834)
		(191)	(1,004)	(3,834)

Deferred income taxes
Origination and reversal of temporary differences		6	1,192	(246)
Tax losses		1,487	(1,056)	81
		1,493	136	(165)

Total		1,302	(868)	(3,999)

Effective rate	(iii)	21.0%	1846.8%	22.3%

(i)	Includes the amount from the adjustment of interest rates in financial operations with subsidiaries in accordance with sub-capitalization tax rules.
(ii)	Besides the differences on tax basis calculation, it includes the impact from the difference between Brazilian tax rate (34%) and the tax rates in countries where the subsidiaries abroad are located.
(iii)	The effects presented in the reconciliation of the effective rate, in relation to the profit before taxes as of December 31, 2022, resulted in an effective rate in 2022 as of 1847.8%, the main effect is described in Note 21.1(b).

21.2 Deferred income taxes

Deferred income taxes are recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred tax assets are recognized for unused tax losses and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary differences is insufficient to recognize a deferred tax asset in full, then future taxable profits, adjusted for reversals of existing temporary differences, are considered, based on the business plans for the Company and its subsidiaries individually.

The measurement of deferred taxes reflects the tax consequences that would follow from how the Company expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities. Annually, the Company revises its projection of taxable income based on its Business Plan.

The Business Plan is prepared annually by the Executive Board, and its main variables include projections for the prices of the products produced by the Company, the prices of raw materials, the growth in gross domestic product of each country in which the Company operates, exchange rate variation, interest rates, inflation rates and fluctuations in supply and demand for inputs and finished goods.

In evaluating the plan, the Company uses its historical performance, strategic planning and market projections produced by third party consulting firms, which are reviewed and supplemented based on Management´s experience.

Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized; such reductions are reversed when the probability of future taxable profits improves. Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profits will be available against which they can be used.

Deferred tax assets and liabilities are offset only if certain criteria are met.

(a) Movement in deferred tax balances

Assets		As of December 31, 2022	Impact on the P&L	Other comprehensive income	As of December 31, 2022	Impact on the P&L	Other comprehensive income	As of December 31, 2023

Tax losses (IR) and negative base (CSL)		3,355	(957)		2,398	1,487		3,885
Exchange variations		4,280	(937)		3,343	(1,274)		2,069
Temporary adjustments		4,782	(216)		4,566	(180)	8	4,394
Lease			1,197		1,197	429		1,626
Business combination
Tax credits	(i)		698		698	83		781
Other		147	(28)		119	(441)		(322)
		12,564	(243)		12,321	104	8	12,433

Liabilities
Amortization of goodwill based on future profitability		725	(3)		722	(1)		721
Tax depreciation		4,177	(125)		4,052	4		4,056
PIS/COFINS credit - exclusion of ICMS from the calculation basis		331	(142)		189	-		189
Temporary adjustments		89	331		420	315	16	751
Right of use of assets		-	1,116		1,116	477		1,593
Present value adjustment and amortized cost		155	212	57	424	(228)	(2)	194
Hedge accounting		-	(1,549)	1,549	-	(1,948)	1,948	-
Amortization of fair value adjustments on the assets from the acquisiton of Braskem Qpar		232	(46)		186	(37)	(34)	115
Other		5	(173)	174	6	29	13	48
		5,714	(379)	1,780	7,115	(1,389)	1,941	7,667

Net		6,850	136	(1,780)	5,206	1,493	(1,933)	4,766

Presentation in the balance sheet:
Non-current assets		8,257			6,359			6,443
(-) Non-current liabilities		1,407			1,153			1,677

(i)	Tax credits refer to the income tax paid by subsidiaries abroad, not used by Braskem S.A. in 2022 due to its tax losses, to be used in the coming years.

(b) Offset for the purpose of presentation in the consolidated statement of financial position

	2023			2022

	Deferred tax assets	Deferred tax liabilities	Balance	Deferred tax assets	Deferred tax liabilities	Balance

Braskem	9,590	(3,744)	5,846	9,112	(3,342)	5,770
Braskem Argentina		(6)	(6)	21	(16)	5
Braskem America	390	(1,364)	(974)	525	(1,662)	(1,137)
Braskem Alemanha	24	(15)	9	23		23
Braskem Idesa	1,840	(2,531)	(691)	2,080	(1,840)	240
Braskem Idesa Serviços
Braskem Mexico	333		333	86		86
B&TC	4	(8)	(4)		(17)	(17)
Cetrel	34	(4)	30	39	(5)	34
DAC	25	(2)	23	33	(2)	31
Terminal Quimica	13		13	2		2
Voqen		(2)	(2)
Wise	30	(3)	27
	12,433	(7,667)	4,766	12,321	(7,115)	5,206

Deferred tax assets			6,443			6,359
Deferred tax liabilities			(1,677)			(1,153)
Balance			4,766			5,206